UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/05

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert LaPre'
Title:	Treasurer
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	Robert LaPre'             Springfield, MA            10/28/05


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$595115
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aflac Inc                      COM              001055102    17905 395253.00SH       SOLE                395253.00
Alberto-Culver                 COM              013068101     3884 86785.00 SH       SOLE                 86785.00
Altria Group Inc               COM              02209S103       92  1250.00 SH       SOLE                  1250.00
American Int'l Group           COM              026874107    32726 528186.00SH       SOLE                528136.00
Automatic Data Proc            COM              053015103    15852 368311.00SH       SOLE                368249.00
BP Amoco Plc Sponsored Adr     COM              055622104      215  3039.00 SH       SOLE                  3039.00
Bank of America Corp           COM              060505104      269  6400.00 SH       SOLE                  6400.00
Baxter International           COM              071813109    20855 523064.00SH       SOLE                523001.00
Bellsouth                      COM              079860102      249  9468.00 SH       SOLE                  9468.00
Berkshire Hills Bancorp        COM              084680107       72  2125.00 SH       SOLE                  2125.00
Biomet Inc                     COM              090613100    15568 448510.00SH       SOLE                448460.00
Bristol Myers Squibb           COM              110122108      334 13901.00 SH       SOLE                 13901.00
Capital Automotive             COM              139733109      264  6824.00 SH       SOLE                  6824.00
Chevron Corp                   COM              166764100      248  3838.00 SH       SOLE                  3838.00
Chittenden Corp                COM              170228100      656 24743.00 SH       SOLE                 24743.00
Cintas Corp                    COM              172908105    19805 482460.00SH       SOLE                482397.00
Cisco                          COM              17275R102     6585 367453.00SH       SOLE                367403.00
Citigroup Inc                  COM              172967101    19231 422478.00SH       SOLE                422428.00
Coca Cola Co                   COM              191216100    22119 512137.00SH       SOLE                512137.00
Darden Restaurants             COM              237194105      563 18525.00 SH       SOLE                 18525.00
Dentsply Intl                  COM              249030107    17385 321826.00SH       SOLE                321776.00
Duke Energy Corp               COM              264399106    26601 911927.00SH       SOLE                911815.00
Ecolab                         COM              278865100    14024 439205.00SH       SOLE                439130.00
Equitable Resources            COM              294549100     8514 217970.00SH       SOLE                217970.00
ExxonMobil Corp                COM              30231G102    41388 651368.00SH       SOLE                651293.00
First Horizon Natl Corp        COM              320517105    12606 346795.00SH       SOLE                346795.00
Gannett Inc                    COM              364730101    15379 223429.00SH       SOLE                223429.00
General Electric               COM              369604103    28485 846009.00SH       SOLE                845934.00
Gillette Co                    COM              375766102      320  5500.00 SH       SOLE                  5500.00
Honeywell Intl                 COM              438516106      487 13000.00 SH       SOLE                 13000.00
IBM                            COM              459200101    20937 260989.00SH       SOLE                260989.00
Int'l Index (EAFA)             COM              464287465       52   900.00 SH       SOLE                   900.00
Intel Corp                     COM              458140100    30732 1246745.00SH      SOLE               1246595.00
Ishares S&P Smallcap 600       COM              464287804       52   900.00 SH       SOLE                   900.00
Johnson & Johnson              COM              478160104    22820 360622.00SH       SOLE                360597.00
Kimberly-Clark Corp            COM              494368103     1876 31507.00 SH       SOLE                 31507.00
Lowes                          COM              548661107     2855 44325.00 SH       SOLE                 44325.00
Manulife Financial Corp        COM              56501R106      268  5034.00 SH       SOLE                  5034.00
McCormick Co                   COM              579780206     7760 237812.00SH       SOLE                237712.00
Medtronic Inc                  COM              585055106    23446 437270.00SH       SOLE                437220.00
Microsoft Corp                 COM              594918104    30594 1189031.00SH      SOLE               1188881.00
Minnesota Mng & Mfg            COM              88579Y101      250  3406.00 SH       SOLE                  3406.00
National Healthcare            COM              636328106       18 30000.00 SH       SOLE                 30000.00
Neenah Paper, Inc              COM              640079109      508 17350.00 SH       SOLE                 17350.00
Pfizer Inc                     COM              717081103      355 14230.00 SH       SOLE                 14230.00
Pitney Bowes                   COM              724479100      223  5350.00 SH       SOLE                  5350.00
Procter & Gamble               COM              742718109    20307 341526.00SH       SOLE                341476.00
SBC Communications             COM              78387G103      238  9919.00 SH       SOLE                  9919.00
Southern Co                    COM              842587107      118  3300.00 SH       SOLE                  3300.00
Southwest Airlines             COM              844741108    15607 1051001.00SH      SOLE               1050889.00
Spdr Tr Unit Ser 1             COM              78462F103     1684 13685.00 SH       SOLE                 13685.00
Staples Inc                    COM              855030102      387 18172.00 SH       SOLE                 18172.00
Sysco Corp                     COM              871829107    14356 457620.00SH       SOLE                457570.00
TCF Financial Corp             COM              872275102     2926 109400.00SH       SOLE                109400.00
United Financial Bancorp       COM              91030R103       83  7475.00 SH       SOLE                  7475.00
United Healthgroup Inc         COM              91324P102    21342 379744.00SH       SOLE                379744.00
United Technologies            COM              913017109      961 18546.00 SH       SOLE                 18546.00
Univision Com-A                COM              914906102      451 17000.00 SH       SOLE                 17000.00
Verizon Communications         COM              92343V104      291  8896.00 SH       SOLE                  8896.00
Wal-Mart Stores Inc            COM              931142103    11662 266130.00SH       SOLE                266130.00
Walt Disney                    COM              254687106    19273 798715.00SH       SOLE                798602.00